ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	¥ 17,954	$ 2,817	¥ 17,836
Other accrued expenses	102,679	16,113	69,186
Other tax payables	9,648	1,514	7,973
Accrued expenses and other current liabilities	¥ 130,281	$ 20,444	¥ 94,995